Long-Term Debt, Summary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Mar. 07, 2023	Dec. 31, 2022
Loan Facilities [Abstract]
Long-term debt	$ 5,930,000		$ 13,250,000
Less: Deferred financing costs	(65,451)		(180,526)
Total long-term debt, net of deferred finance costs	5,864,549		13,069,474
Presented [Abstract]
Current portion of long-term debt	1,345,600		2,700,000
Less: Current portion of deferred finance costs	(40,683)		(93,698)
Current portion of long-term debt, net of deferred finance costs	1,304,917		2,606,302
Non-Current portion of long-term debt	4,584,400		10,550,000
Less: Non-Current portion of deferred finance costs	(24,768)		(86,828)
Non-Current portion of long-term debt, net of deferred finance costs	4,559,632		10,463,172
$18.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 18,000,000	$ 18,000,000	18,000,000
Borrowers	Rocket- Gamora
Long-term debt	$ 5,930,000		$ 13,250,000